Note 11 - Intangible Assets, Net (Details Textual) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	$ 1,085.0
North America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	939.2
South America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	109.9
Middle East and Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	33.7
Europe [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	$ 1.9